PRIVATE PLACEMENT OF CONVERTIBLE NOTES - 10% Secured Convertible Promissory Note dated June 4, 2010 (Detail Textuals) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Jan. 07, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2014	Sep. 30, 2013	Jun. 04, 2010 Secured Convertible Note Payable dated June 4, 2010	Jan. 31, 2012 Secured Convertible Note Payable dated June 4, 2010	Sep. 30, 2012 Secured Convertible Note Payable dated June 4, 2010	Sep. 30, 2011 Secured Convertible Note Payable dated June 4, 2010
Debt Instrument [Line Items]
Convertible promissory note issued to related party						$ 675,000
Interest rate on promissory note						10.00%
Price at maturity for conversion into common stock						$ 2.33
Conversion price prior to maturity						$ 2.33
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Percentage of average price of common stock for specified number of trading days prior to issue date						20.00%
Percentage on discount on weighted average price of common stock for 10 trading days prior to notice of conversion						50.00%
Intrinsic value of the embedded beneficial conversion feature						19,692
Intrinsic value of the embedded beneficial conversion feature amortized to interest expense						(19,692)
Amortization of debt discount attributable to convertible debentures	331,332	541,120	2,096,427					1,332	3,954
Secured Convertible Note Payable, Gross								$ 225,000
Common stock issued in settlement of convertible debentures and interest (in shares)		22,924,513					102,504